Property and equipment, net	6 Months Ended
Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Property and equipment, net

Note 6 – Property and equipment, net

Property and equipment, net consist of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Building	$1,123,125	$1,118,469
Equipment	1,535,294	1,474,577
Office equipment, fixtures and furniture	52,618	52,400
Automobiles	457,438	486,950
Subtotal	3,168,475	3,132,396
Less: accumulated depreciation	(1,985,782)	(1,841,074)
Property and equipment, net	$1,182,693	$1,291,322

Depreciation expense for the six months ended June 30, 2025 and 2024 amounted to $141,917 and $150,986, respectively.

Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Property and equipment, net

Note 6 – Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2024	December 31, 2023

Building	$1,118,469	$1,135,160
Equipment	1,474,577	2,103,979
Office equipment, fixtures and furniture	52,400	65,765
Automobiles	486,950	851,121
Subtotal	3,132,396	4,156,025
Less: accumulated depreciation	(1,841,074)	(2,460,677)
Property and equipment, net	$1,291,322	$1,695,348

Depreciation expense for the years ended December 31, 2024, 2023, and 2022 amounted to $263,109, $331,336, and $383,827, respectively.